Risks and Concentration - Additional Information (Detail) - Customer	1 Months Ended	12 Months Ended
	Jul. 31, 2005	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Concentration Risk [Line Items]
Appreciation (depreciation) of RMB against US$		(1.20%)	(3.20%)
Maximum
Concentration Risk [Line Items]
Appreciation (depreciation) of RMB against US$	20.00%
Cost of Goods, Total | Supplier Concentration Risk
Concentration Risk [Line Items]
Number of suppliers with purchases greater than 10% of total purchases		0	0	0